Balance Sheets (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash	$ 16,677	$ 1,002,866	$ 1,769
Accounts Receivable-Comanche Investment	87,129
Total Current Assets	103,806	1,002,866	1,769
Prepaid deposits	339,031	339,031	500,000
Short-term investments	4,336,370	4,192,953
Total assets	4,779,207	5,534,850	501,769
Current liabilities:
Accounts payable	691,370	1,430,075	88,238
Due to related parties	4,865,000	4,695,000	530,000
Total Current Liabilities	5,556,370	6,125,075	618,238
Long term notes payable, net of discount	347,023	345,907	218,750
Total liabilities	5,903,393	6,470,982	836,988
Shareholders' Deficit
Preferred stock, par value $0.0001 per share, 20,000,000 shares authorized, no shares issued and outstanding
Common stock, par value $0.0001 per share, 100,000,000 shares authorized, 21,290,000 and 20,700,000 shares issued and outstanding as of December 31, 2013 and December 31,2012, respectively	2,129	2,129	2,070
Additional paid-in capital	22,434	22,434	4,711
Accumulated deficit	(1,148,749)	(960,695)	(342,000)
Total shareholders' deficit	(1,124,186)	(936,132)	(335,219)
Total liabilities and shareholders' deficit	$ 4,779,207	$ 5,534,850	$ 501,769